Credit risk (Tables)	12 Months Ended
Dec. 31, 2024
Credit risk [Abstract]
Schedule of Loans and Advances to Customers	Movements in the gross carrying amount for loans and advances to customers and for allowance for expected credit losses were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2024	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Exchange and other adjustments[1]	(910)	(23)	(74)	12	(995)	(12)	(6)	21	53	56
Transfers to Stage 1	25,658	(25,607)	(51)		–	413	(404)	(9)		–
Transfers to Stage 2	(25,390)	25,967	(577)		–	(66)	126	(60)		–
Transfers to Stage 3	(1,104)	(2,119)	3,223		–	(21)	(178)	199		–
Net change in ECL due to transfers						(293)	340	303		350
Impact of transfers between stages[2]	(836)	(1,759)	2,595		–	33	(116)	433		350
Other changes in credit quality[2]						(130)	(66)	709	66	579
Additions and repayments	22,529	(6,140)	(1,612)	(910)	13,867	(50)	(107)	(193)	(72)	(422)
Charge (credit) to the income statement						(147)	(289)	949	(6)	507
Disposals and derecognition[3]	(717)	(480)	(366)	(694)	(2,257)	(5)	(12)	(25)	(18)	(60)
Advances written off			(1,174)	(55)	(1,229)			(1,174)	(55)	(1,229)
Recoveries of amounts previously written off			200	–	200			200	–	200
At 31 December 2024	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
Allowance for expected credit losses	(736)	(1,160)	(1,108)	(187)	(3,191)
Net carrying amount	404,624	43,605	5,608	6,020	459,857
Drawn ECL coverage[4] (%)	0.2	2.6	16.5	3.0	0.7
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £24 million, split by stage as £20 million credit for Stage 1, £2 million charge for Stage 2, £15 million charge for Stage 3 and £21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2023	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Exchange and other adjustments[1]	1,830	(24)	(6)	18	1,818	(7)	(1)	105	67	164
Transfers to Stage 1	18,991	(18,953)	(38)		–	401	(393)	(8)		–
Transfers to Stage 2	(18,010)	18,592	(582)		–	(53)	121	(68)		–
Transfers to Stage 3	(1,216)	(2,507)	3,723		–	(13)	(223)	236		–
Net change in ECL due to transfers						(260)	402	312		454
Impact of transfers between stages	(235)	(2,868)	3,103		–	75	(93)	472		454
Other changes in credit quality[2]						105	(103)	804	8	814
Additions and repayments	6,393	(4,213)	(2,353)	(1,043)	(1,216)	81	(85)	(862)	(81)	(947)
Charge (credit) to the income statement						261	(281)	414	(73)	321
Disposals and derecognition[3]	(3,685)	(892)	(122)	(743)	(5,442)	(54)	(59)	(24)	(34)	(171)
Advances written off			(1,231)	–	(1,231)			(1,231)	–	(1,231)
Recoveries of amounts previously written off			116	–	116			116	–	116
At 31 December 2023	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Allowance for expected credit losses	(900)	(1,467)	(1,137)	(213)	(3,717)
Net carrying amount	384,394	51,700	6,010	7,641	449,745
Drawn ECL coverage[4] (%)	0.2	2.8	15.9	2.7	0.8
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £60 million, split by stage as £96 million charge for Stage 1, £33 million credit for Stage 2, £1 million credit for Stage 3 and
£2 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages and Retail unsecured loans.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Retail Mortgages	Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2024	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Exchange and other adjustments[1]	–	–	–	12	12	1	–	50	53	104
Transfers to Stage 1	21,133	(21,105)	(28)		–	135	(132)	(3)		–
Transfers to Stage 2	(21,077)	21,473	(396)		–	(11)	32	(21)		–
Transfers to Stage 3	(299)	(1,341)	1,640		–	–	(39)	39		–
Net change in ECL due to transfers						(122)	114	56		48
Impact of transfers between stages[2]	(243)	(973)	1,216		–	2	(25)	71		48
Other changes in credit quality[2]						(94)	(19)	26	66	(21)
Additions and repayments	13,901	(4,143)	(956)	(910)	7,892	(16)	(48)	(79)	(72)	(215)
Charge (credit) to the income statement						(108)	(92)	18	(6)	(188)
Disposals and derecognition[3]	(494)	(422)	(366)	(694)	(1,976)	(1)	(9)	(25)	(18)	(53)
Advances written off			(70)	(55)	(125)			(70)	(55)	(125)
Recoveries of amounts previously written off			5	–	5			5	–	5
At 31 December 2024	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Allowance for expected credit losses	(53)	(273)	(335)	(187)	(848)
Net carrying amount	269,707	32,722	3,831	6,020	312,280
Drawn ECL coverage[4] (%)	–	0.8	8.0	3.0	0.3
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £7 million, split by stage as £1 million charge for Stage 1, £9 million charge for Stage 2, £18 million charge for Stage 3 and £21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2023	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Exchange and other adjustments[1]	–	–	–	18	18	–	–	53	67	120
Transfers to Stage 1	12,202	(12,195)	(7)		–	66	(65)	(1)		–
Transfers to Stage 2	(12,673)	13,103	(430)		–	(7)	33	(26)		–
Transfers to Stage 3	(450)	(1,656)	2,106		–	–	(66)	66		–
Net change in ECL due to transfers						(50)	91	115		156
Impact of transfers between stages	(921)	(748)	1,669		–	9	(7)	154		156
Other changes in credit quality[2]						43	(104)	14	8	(39)
Additions and repayments	1,202	(1,955)	(553)	(1,043)	(2,349)	19	(49)	(67)	(81)	(178)
Charge (credit) to the income statement						71	(160)	101	(73)	(61)
Disposals and derecognition[3]	(1,202)	(547)	(94)	(743)	(2,586)	(1)	(18)	(7)	(34)	(60)
Advances written off			(108)	–	(108)			(108)	–	(108)
Recoveries of amounts previously written off			7	–	7			7	–	7
At 31 December 2023	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Allowance for expected credit losses	(161)	(374)	(357)	(213)	(1,105)
Net carrying amount	256,435	38,159	3,980	7,641	306,215
Drawn ECL coverage[4] (%)	0.1	1.0	8.2	2.7	0.4
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £74 million, split by stage as £91 million charge for Stage 1, £12 million credit for Stage 2, £3 million credit for Stage 3 and
£2 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Retail Credit Cards	Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2024	12,625	2,908	284	15,817	168	401	130	699
Exchange and other adjustments	–	–	–	–	–	–	(18)	(18)
Transfers to Stage 1	1,162	(1,162)	–	–	128	(128)	–	–
Transfers to Stage 2	(642)	683	(41)	–	(13)	31	(18)	–
Transfers to Stage 3	(184)	(241)	425	–	(5)	(65)	70	–
Net change in ECL due to transfers					(71)	84	84	97
Impact of transfers between stages	336	(720)	384	–	39	(78)	136	97
Other changes in credit quality					(31)	(22)	284	231
Additions and repayments	573	253	(15)	811	(27)	(4)	(11)	(42)
Charge to the income statement					(19)	(104)	409	286
Advances written off			(506)	(506)			(506)	(506)
Recoveries of amounts previously written off			118	118			118	118
At 31 December 2024	13,534	2,441	265	16,240	149	297	133	579
Allowance for expected credit losses	(149)	(297)	(133)	(579)
Net carrying amount	13,385	2,144	132	15,661
Drawn ECL coverage[1] (%)	1.1	12.2	50.2	3.6
1Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2023	11,416	3,287	289	14,992	120	433	113	666
Exchange and other adjustments	–	–	–	–	–	–	(16)	(16)
Transfers to Stage 1	1,311	(1,308)	(3)	–	142	(141)	(1)	–
Transfers to Stage 2	(744)	782	(38)	–	(11)	28	(17)	–
Transfers to Stage 3	(172)	(266)	438	–	(4)	(69)	73	–
Net changes in ECL due to transfers					(80)	125	80	125
Impact of transfers between stages	395	(792)	397	–	47	(57)	135	125
Other changes in credit quality[1]					15	9	298	322
Additions and repayments	814	413	(13)	1,214	(14)	16	(11)	(9)
Charge to the income statement					48	(32)	422	438
Advances written off			(449)	(449)			(449)	(449)
Recoveries of amounts previously written off			60	60			60	60
At 31 December 2023	12,625	2,908	284	15,817	168	401	130	699
Allowance for expected credit losses	(168)	(401)	(130)	(699)
Net carrying amount	12,457	2,507	154	15,118
Drawn ECL coverage[2] (%)	1.3	13.8	45.8	4.4
1Includes a credit for methodology and model changes of £18 million, split by stage as £2 million charge for Stage 1, £20 million credit for Stage 2 and £nil for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Commercial Banking Lending	Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2024	79,574	7,987	2,068	89,629	232	372	418	1,022
Exchange and other adjustments	(103)	(5)	(64)	(172)	(13)	(5)	1	(17)
Transfers to Stage 1	2,361	(2,347)	(14)	–	86	(85)	(1)	–
Transfers to Stage 2	(1,850)	1,951	(101)	–	(12)	13	(1)	–
Transfers to Stage 3	(301)	(258)	559	–	(4)	(19)	23	–
Net change in ECL due to transfers					(63)	70	62	69
Impact of transfers between stages[1]	210	(654)	444	–	7	(21)	83	69
Other changes in credit quality[1]					(11)	(20)	152	121
Additions and repayments	1,796	(2,160)	(449)	(813)	(10)	(62)	(81)	(153)
Charge to the income statement					(14)	(103)	154	37
Advances written off			(163)	(163)			(163)	(163)
Recoveries of amounts previously written off			3	3			3	3
At 31 December 2024	81,477	5,168	1,839	88,484	205	264	413	882
Allowance for expected credit losses	(205)	(264)	(413)	(882)
Net carrying amount	81,272	4,904	1,426	87,602
Drawn ECL coverage[2] (%)	0.3	5.1	22.5	1.0
1Includes a credit for methodology and model changes of £25 million, split by stage as £17 million credit for Stage 1, £8 million credit for Stage 2 and £nil for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2023	80,509	11,493	3,371	95,373	214	414	1,070	1,698
Exchange and other adjustments	(968)	(14)	(6)	(988)	(6)	–	83	77
Transfers to Stage 1	4,026	(4,011)	(15)	–	101	(101)	–	–
Transfers to Stage 2	(3,074)	3,143	(69)	–	(16)	19	(3)	–
Transfers to Stage 3	(369)	(327)	696	–	(3)	(26)	29	–
Net changes in ECL due to transfers					(76)	117	32	73
Impact of transfers between stages	583	(1,195)	612	–	6	9	58	73
Other changes in credit quality					17	9	230	256
Additions and repayments	(550)	(2,297)	(1,657)	(4,504)	1	(60)	(771)	(830)
Charge to the income statement					24	(42)	(483)	(501)
Advances written off			(256)	(256)			(256)	(256)
Recoveries of amounts previously written off			4	4			4	4
At 31 December 2023	79,574	7,987	2,068	89,629	232	372	418	1,022
Allowance for expected credit losses	(232)	(372)	(418)	(1,022)
Net carrying amount	79,342	7,615	1,650	88,607
Drawn ECL coverage[1] (%)	0.3	4.7	20.2	1.1
1Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Credit Quality of Assets

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2024
Retail – UK mortgages
RMS 1–3	261,101	21,213	–	–	282,314	46	143	–	–	189
RMS 4–6	8,487	7,384	–	–	15,871	6	51	–	–	57
RMS 7–9	112	1,296	–	–	1,408	–	15	–	–	15
RMS 10	17	273	–	–	290	–	5	–	–	5
RMS 11–13	43	2,829	–	–	2,872	1	59	–	–	60
RMS 14	–	–	4,166	6,207	10,373	–	–	335	187	522
	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Retail – credit cards
RMS 1–3	5,058	10	–	–	5,068	11	1	–	–	12
RMS 4–6	7,231	1,129	–	–	8,360	87	52	–	–	139
RMS 7–9	1,242	859	–	–	2,101	51	107	–	–	158
RMS 10	3	149	–	–	152	–	31	–	–	31
RMS 11–13	–	294	–	–	294	–	106	–	–	106
RMS 14	–	–	265	–	265	–	–	133	–	133
	13,534	2,441	265	–	16,240	149	297	133	–	579
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,207	2	–	–	1,209	3	–	–	–	3
RMS 4–6	7,020	484	–	–	7,504	98	27	–	–	125
RMS 7–9	1,047	307	–	–	1,354	40	36	–	–	76
RMS 10	31	111	–	–	142	3	22	–	–	25
RMS 11–13	9	343	–	–	352	1	112	–	–	113
RMS 14	–	–	175	–	175	–	–	118	–	118
	9,314	1,247	175	–	10,736	145	197	118	–	460
Retail – UK Motor Finance
RMS 1–3	8,967	760	–	–	9,727	112	16	–	–	128
RMS 4–6	4,487	1,169	–	–	5,656	55	40	–	–	95
RMS 7–9	440	247	–	–	687	2	17	–	–	19
RMS 10	–	46	–	–	46	–	6	–	–	6
RMS 11–13	3	176	–	–	179	–	36	–	–	36
RMS 14	–	–	124	–	124	–	–	72	–	72
	13,897	2,398	124	–	16,419	169	115	72	–	356
Retail – other
RMS 1–3	15,163	238	–	–	15,401	4	4	–	–	8
RMS 4–6	2,132	190	–	–	2,322	11	7	–	–	18
RMS 7–9	78	72	–	–	150	–	3	–	–	3
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	9	–	–	9	–	–	–	–	–
RMS 14	–	–	147	–	147	–	–	37	–	37
	17,373	516	147	–	18,036	15	14	37	–	66
Total Retail	323,878	39,597	4,877	6,207	374,559	531	896	695	187	2,309
Commercial Banking
CMS 1–5	26,925	6	–	–	26,931	3	–	–	–	3
CMS 6–10	17,126	56	–	–	17,182	13	–	–	–	13
CMS 11–14	32,424	1,128	–	–	33,552	122	21	–	–	143
CMS 15–18	5,002	3,253	–	–	8,255	67	166	–	–	233
CMS 19	–	725	–	–	725	–	77	–	–	77
CMS 20–23	–	–	1,839	–	1,839	–	–	413	–	413
	81,477	5,168	1,839	–	88,484	205	264	413	–	882
Other[1]	5	–	–	–	5	–	–	–	–	–
Total loans and advances to customers	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
1Drawn exposures include centralised fair value hedge accounting adjustments.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Retail – UK mortgages
RMS 1–3	226,740	4,137	–	–	230,877	123	37	–	–	160
RMS 4–6	29,637	27,037	–	–	56,674	38	151	–	–	189
RMS 7–9	219	2,713	–	–	2,932	–	37	–	–	37
RMS 10	–	590	–	–	590	–	13	–	–	13
RMS 11–13	–	4,056	–	–	4,056	–	136	–	–	136
RMS 14	–	–	4,337	7,854	12,191	–	–	357	213	570
	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Retail – credit cards
RMS 1–3	3,906	5	–	–	3,911	9	–	–	–	9
RMS 4–6	7,159	1,248	–	–	8,407	91	65	–	–	156
RMS 7–9	1,548	1,069	–	–	2,617	67	145	–	–	212
RMS 10	12	220	–	–	232	1	50	–	–	51
RMS 11–13	–	366	–	–	366	–	141	–	–	141
RMS 14	–	–	284	–	284	–	–	130	–	130
	12,625	2,908	284	–	15,817	168	401	130	–	699
Retail – UK unsecured loans and overdrafts
RMS 1–3	638	1	–	–	639	1	–	–	–	1
RMS 4–6	5,152	250	–	–	5,402	83	18	–	–	101
RMS 7–9	1,256	473	–	–	1,729	44	50	–	–	94
RMS 10	43	135	–	–	178	4	27	–	–	31
RMS 11–13	14	328	–	–	342	2	113	–	–	115
RMS 14	–	–	196	–	196	–	–	118	–	118
	7,103	1,187	196	–	8,486	134	208	118	–	460
Retail – UK Motor Finance
RMS 1–3	9,979	569	–	–	10,548	142	12	–	–	154
RMS 4–6	2,791	998	–	–	3,789	41	29	–	–	70
RMS 7–9	769	228	–	–	997	3	13	–	–	16
RMS 10	–	63	–	–	63	–	7	–	–	7
RMS 11–13	2	169	–	–	171	–	30	–	–	30
RMS 14	–	–	112	–	112	–	–	63	–	63
	13,541	2,027	112	–	15,680	186	91	63	–	340
Retail – other
RMS 1–3	13,613	240	–	–	13,853	3	4	–	–	7
RMS 4–6	2,197	186	–	–	2,383	16	13	–	–	29
RMS 7–9	–	86	–	–	86	–	4	–	–	4
RMS 10	–	6	–	–	6	–	–	–	–	–
RMS 11–13	88	7	–	–	95	–	–	–	–	–
RMS 14	–	–	144	–	144	–	–	47	–	47
	15,898	525	144	–	16,567	19	21	47	–	87
Total Retail	305,763	45,180	5,073	7,854	363,870	668	1,095	715	213	2,691
Commercial Banking
CMS 1–5	14,100	7	–	–	14,107	2	–	–	–	2
CMS 6–10	30,534	124	–	–	30,658	32	–	–	–	32
CMS 11–14	31,210	2,927	–	–	34,137	133	59	–	–	192
CMS 15–18	3,719	4,115	–	–	7,834	65	232	–	–	297
CMS 19	11	814	–	–	825	–	81	–	–	81
CMS 20–23	–	–	2,068	–	2,068	–	–	418	–	418
	79,574	7,987	2,068	–	89,629	232	372	418	–	1,022
Other[1]	(43)	–	6	–	(37)	–	–	4	–	4
Total loans and advances to customers	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
1Drawn exposures include centralised fair value hedge accounting adjustments.

Schedule of Maximum Credit Exposure	The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2024		2023
	Stage 1 average PD %	Stage 2 average PD %	Stage 1 average PD %	Stage 2 average PD %
Retail
UK mortgages[1]	0.29	26.13	0.57	17.60
Credit cards	1.80	22.21	2.14	23.02
UK unsecured loans and overdrafts	2.12	28.43	2.75	29.66
UK Motor Finance	0.65	10.62	0.61	10.00
Commercial Banking
Loans and advances to customers	0.93	22.95	0.92	22.55

Schedule of Concentration of Exposure	At 31 December 2024 the most significant concentrations of exposure were in mortgages.

	2024 £m	2023 £m
Agriculture, forestry and fishing	6,338	7,038
Construction[1]	3,079	3,543
Energy and water supply	4,569	3,468
Financial, business and other services	36,924	35,112
Lease financing	17,144	17,374
Manufacturing	3,972	4,021
Mining and Quarrying[1]	169	335
Personal:
Mortgages[2]	330,840	323,627
Other	28,015	25,342
Postal and telecommunications	3,162	2,654
Property companies	19,252	20,904
Transport, distribution and hotels	9,584	10,044
Total loans and advances to customers before allowance for impairment losses	463,048	453,462
Allowance for impairment losses (note 21 to the consolidated financial statements, page 274)	(3,191)	(3,717)
Total loans and advances to customers	459,857	449,745
1Mining and quarrying, previously included within construction, is now presented separately.
2Includes both UK and overseas mortgage balances.

Schedule of Mortgage Lending

	At 31 December 2024					At 31 December 2023
	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)
Gross drawn exposures
Less than 60 per cent	145,055	27,851	3,014	5,066	180,986	145,285	22,739	3,209	6,209	177,442
60 per cent to 70 per cent	49,746	2,954	643	638	53,981	47,950	6,015	673	959	55,597
70 per cent to 80 per cent	40,292	1,168	307	232	41,999	36,413	4,506	290	333	41,542
80 per cent to 90 per cent	30,215	898	123	109	31,345	20,949	2,821	87	142	23,999
90 per cent to 100 per cent	4,420	109	36	63	4,628	5,981	2,389	30	91	8,491
Greater than 100 per cent	32	15	43	99	189	18	63	48	120	249
Total	269,760	32,995	4,166	6,207	313,128	256,596	38,533	4,337	7,854	307,320
Allowance for expected credit losses
Less than 60 per cent	14	165	130	66	375	26	118	127	70	341
60 per cent to 70 per cent	11	51	77	36	175	31	90	99	48	268
70 per cent to 80 per cent	13	30	59	27	129	37	75	61	26	199
80 per cent to 90 per cent	13	23	32	17	85	48	53	27	20	148
90 per cent to 100 per cent	2	3	13	10	28	19	31	12	14	76
Greater than 100 per cent	–	1	24	31	56	–	7	31	35	73
Total	53	273	335	187	848	161	374	357	213	1,105
UK mortgages energy performance certificate analysis
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2024	1,113	40,469	68,128	97,392	33,021	6,293	1,370	65,342	313,128
At 31 December 2023	971	41,250	64,466	95,958	34,327	6,663	1,465	62,220	307,320

Schedule of information about credit exposures designated as measured at fair value through profit or loss

	2024			2023
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	7,093	–	7,093	8,009	–	8,009
Other public sector securities	2,286	2	2,288	2,303	7	2,310
Bank and building society certificates of deposit	8,667	–	8,667	7,504	–	7,504
Asset-backed securities	641	11	652	506	7	513
Corporate and other debt securities	13,984	2,899	16,883	17,076	3,049	20,125
	32,671	2,912	35,583	35,398	3,063	38,461
Treasury and other bills	32	–	32	51	–	51
Contracts held with reinsurers	10,527	–	10,527	11,336	88	11,424
Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares)	43,230	2,912	46,142	46,785	3,151	49,936
1Credit ratings equal to or better than ‘BBB’.

Schedule of Derivative Assets

	2024			2023
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Trading and other	22,684	1,333	24,017	21,297	956	22,253
Hedging	39	9	48	99	4	103
Total derivative financial instruments	22,723	1,342	24,065	21,396	960	22,356
1Credit ratings equal to or better than ‘BBB’.

Schedule of Securities Lending Transactions	The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2024 £m	2023 £m
Financial assets at fair value through profit or loss	889	633
Financial assets at fair value through other comprehensive income	6,124	5,245
Total	7,013	5,878